Intangible assets - Indefinite life brands and other amortized brands (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Impairment charges	£ 143	£ 37	£ 90
Indefinite life brands
Disclosure of detailed information about intangible assets [line items]
Period Of Specific Projected Cash Flows	10 years
Maximum | Russia and Ukraine
Disclosure of detailed information about intangible assets [line items]
Percentage of entity's revenue	3.00%
Major Brands
Disclosure of detailed information about intangible assets [line items]
Net book value of major brands	£ 19,333	£ 18,203
Discount rate	7.00%	6.00%	6.00%
Major Brands | Maximum
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate		3.00%	3.00%
Major Brands | Minimum
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate		0.00%	(3.00%)
Advil
Disclosure of detailed information about intangible assets [line items]
Net book value of major brands	£ 3,707	£ 3,362
Voltaren
Disclosure of detailed information about intangible assets [line items]
Net book value of major brands	2,725	2,725
Centrum
Disclosure of detailed information about intangible assets [line items]
Net book value of major brands	1,943	1,828
Caltrate
Disclosure of detailed information about intangible assets [line items]
Net book value of major brands	1,811	1,731
Otrivin
Disclosure of detailed information about intangible assets [line items]
Net book value of major brands	1,385	1,385
Preparation H
Disclosure of detailed information about intangible assets [line items]
Net book value of major brands	£ 1,164	£ 1,152
Discount rate	6.75%	6.00%
Headroom as percentage of carrying amount		4.00%
Impairment losses	£ 111
Preparation H | Discount rate
Disclosure of detailed information about intangible assets [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount		0.001
Preparation H | Long-term growth rate
Disclosure of detailed information about intangible assets [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount		(0.002)
Preparation H | Discount rate 0.25 percent higher and growth rate 0.25 percent lower than management's estimates
Disclosure of detailed information about intangible assets [line items]
Incremental impairment in scenario	£ 75
Preparation H | Discount rate 0.25 percent higher than management's estimates
Disclosure of detailed information about intangible assets [line items]
Incremental discount rate in scenario	0.25%
Preparation H | Growth rate 0.25 percent lower than management's estimates
Disclosure of detailed information about intangible assets [line items]
Incremental growth rate in scenario	(0.25%)
Robitussin
Disclosure of detailed information about intangible assets [line items]
Net book value of major brands	£ 1,239	£ 1,126
Discount rate	6.75%
Headroom as percentage of carrying amount	15.00%	15.00%
Robitussin | Discount rate
Disclosure of detailed information about intangible assets [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.006	0.005
Robitussin | Long-term growth rate
Disclosure of detailed information about intangible assets [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount		(0.007)
Nexium
Disclosure of detailed information about intangible assets [line items]
Net book value of major brands	£ 743	£ 670
Fenistil
Disclosure of detailed information about intangible assets [line items]
Net book value of major brands	598	598
ChapStick
Disclosure of detailed information about intangible assets [line items]
Net book value of major brands	575	521
Emergen-C
Disclosure of detailed information about intangible assets [line items]
Net book value of major brands	490	439
Theraflu
Disclosure of detailed information about intangible assets [line items]
Net book value of major brands	452	436
Panadol
Disclosure of detailed information about intangible assets [line items]
Net book value of major brands	395	395
Sensodyne
Disclosure of detailed information about intangible assets [line items]
Net book value of major brands	291	270
Nicotinell
Disclosure of detailed information about intangible assets [line items]
Net book value of major brands	246	246
Excedrin
Disclosure of detailed information about intangible assets [line items]
Net book value of major brands	196	177
Vitasprint
Disclosure of detailed information about intangible assets [line items]
Net book value of major brands	120	117
Biotene
Disclosure of detailed information about intangible assets [line items]
Net book value of major brands	130	121
Polident
Disclosure of detailed information about intangible assets [line items]
Net book value of major brands	134	114
Corega
Disclosure of detailed information about intangible assets [line items]
Net book value of major brands	118	102
Other brands
Disclosure of detailed information about intangible assets [line items]
Net book value of major brands	871	£ 688
Solpadeine
Disclosure of detailed information about intangible assets [line items]
Impairment losses	£ 18